Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended				9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		$ 2,056	$ 1,989
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		565	1,647
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		971	1,764
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		$ 336	122
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVO assets and FVO liabilities	$ 17		$ 20	$ 9	$ 69	$ 9